Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings (loss) per share
Schedule of earnings (loss) per share

	FOR THE YEAR ENDED DECEMBER 31,
	2020	2021	2022
Weighted average number of outstanding shares	60,022,714	118,332,562	174,860,545
Treasury shares	48,228	49,882	21,268
Weighted average number of outstanding shares (without Treasury shares)	59,974,486	118,282,679	174,839,276
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Net loss (in thousands of euros)	(25,517)	(31,164)	(24,216)
Basic loss per share (€/share)	(0.43)	(0.26)	(0.14)
Diluted loss per share (€/share)	(0.43)	(0.26)	(0.14)